Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2011
Commitments and Contingent Liabilities [Abstract]
Commitments and Contingent Liabilities

11. Commitments and Contingent Liabilities

The Company is involved in litigation which may relate to claims brought by governmental authorities, issues with customers, and employment related matters, including class action claims and purported class action claims. As of December 31, 2011, the Company is not party to any legal proceedings, including class action lawsuits, that, individually or in the aggregate, are reasonably expected to have a material effect on the Company’s results of operations, financial condition or cash flows. However, the results of these matters cannot be predicted with certainty, and an unfavorable resolution of one or more of these matters could have a material effect on the Company’s results of operations, financial condition or cash flows.

The Company has historically structured its operations so as to minimize ownership of real property. As a result, the Company leases or subleases substantially all of its facilities. These leases are generally for a period of between five and 20 years, and are typically structured to include renewal options at the Company’s election. The Company estimates the total rent obligations under these leases, including any extension periods it may exercise at its discretion and assuming constant consumer price indices, to be $4.7 billion. Pursuant to the leases for some of the Company’s larger facilities, the Company is required to comply with specified financial ratios, including a “rent coverage” ratio and a debt to EBITDA ratio, each as defined. For these leases, non-compliance with the ratios may require the Company to post collateral in the form of a letter of credit. A breach of the other lease covenants gives rise to certain remedies by the landlord, the most severe of which include the termination of the applicable lease and acceleration of the total rent payments due under the lease.

Minimum future rental payments required under operating leases in effect as of December 31, 2011 are as follows:

2012	$175,388
2013	173,006
2014	171,647
2015	168,799
2016	168,231
2017 and thereafter	3,814,189

$4,671,260

Rent expense for the years ended December 31, 2011, 2010, and 2009 amounted to $169,534, $161,854, and $156,651, respectively. Of the total rental payments, $385, $436, and $431, respectively, were made to related parties during 2011, 2010, and 2009, respectively (See Note 12).

The Company has sold a number of dealerships to third parties and, as a condition to certain of those sales, remains liable for the lease payments relating to the properties on which those businesses operate in the event of non-payment by the buyer. The Company is also party to lease agreements on properties that it no longer uses in its retail operations that it has sublet to third parties. The Company relies on subtenants to pay the rent and maintain the property at these locations. In the event the subtenant does not perform as expected, the Company may not be able to recover amounts owed to it and the Company could be required to fulfill these obligations. The aggregate rent paid by the tenants on those properties in 2011 was approximately $11,655, and, in aggregate, the Company currently guarantees or is otherwise liable for approximately $178,878 of these lease payments, including lease payments during available renewal periods.

Subsequent Event as of August 14, 2012

The Company is currently involved in a dispute with the ground landlord at one of its dealership properties regarding whether it validly exercised the renewal of a ground lease which, if not validly renewed, would expire in March 2013. The dealership building and improvements at the premises are subject to a lease expiring in 2028 with a separate landlord. The Company currently expects to reach a resolution regarding the renewal prior to the expiration of the ground lease. However, to the extent the Company determines to relocate the dealership premises or if the ground lease terminates in 2013, while the Company would have no further liability on the ground lease, it may record a charge to satisfy its obligations on the building and improvements lease. The Company cannot currently reasonably estimate the range of a potential charge, if any, but does not anticipate that it would be material to its financial condition or liquidity.